 1933 Act File No. 33-3164 1940 Act File No. 811-4577 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form N-1A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X Pre-Effective Amendment No. ..................... Post-Effective Amendment No. 39 ...................... X and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X Amendment No. 32 ................................... X FEDERATED INCOME SECURITIES TRUST (Exact Name of Registrant as Specified in Charter) Federated Investors Funds 5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7000 (Address of Principal Executive Offices) (412) 288-1900 (Registrant's Telephone Number) John W. McGonigle, Esquire 1001 Liberty Avenue Federated Investors Tower Pittsburgh, Pennsylvania 15222-3779 (Name and Address of Agent for Service) (Notices should be sent to the Agent for Service) It is proposed that this filing will become effective: immediately upon filing pursuant to paragraph (b) X on May 29, 2003 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on ____________ pursuant to paragraph (a)(ii) of Rule 485 If appropriate, check the following box: This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Copies To: Matthew G. Maloney, Esquire Dickstein Shapiro Morin & Oshinsky LLP 2101 L Street, N.W. Washington, D.C. 20037

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities

A Portfolio of Federated Income Securities Trust

PROSPECTUS

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May 31, 2003

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 13

How is the Fund Sold? 16

How to Purchase Shares 17

How to Redeem and Exchange Shares 19

Account and Share Information 23

Who Manages the Fund? 24

Financial Information 26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies. Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking the higher relative returns while attempting to limit the prepayment risk.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

Interest Rate Risk. Prices of the fixed income securities generally fall when interest rates rise.

Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lowest interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk. The non-governmental mortgage backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.96%.

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Within the period shown in the chart, the Fund's Class A Shares highest quarterly return was 4.25% (quarter ended June 30, 1995). Its lowest quarterly return was (2.29)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, B and C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Mortgage Backed Securities Index (LBMBS), the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB), broad-based market indexes, and the Lipper U.S. Mortgage Funds Average (LUSMFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. However, total returns for the average are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years	Start of Performance[1]
Class A Shares:
Return Before Taxes	 3.32%	5.53%	5.69%	--
Return After Taxes on Distributions[2]	 1.06%	3.02%	2.99%	--
Return After Taxes on Distributions and Sale of Fund Shares[2]	 1.99%	3.13%	3.13%	--
Class B Shares:
Return Before Taxes	 1.90%	5.36%	--	6.27%
Class C Shares:
Return Before Taxes	 6.40%	5.68%	--	5.23%
LBMBS	 8.75%	7.34%	7.28%	--
LB5TB	12.41%	7.62%	7.02%	--
LUSMFA	 7.65%	5.95%	6.39%	--

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1 The Fund's Class B and C Shares start of performance dates were July 26, 1994 and April 27, 1993, respectively.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, B or C Shares.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.47%	0.47%	0.47%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee[3]	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.90%	1.65%[4]	1.65%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2003.

Total Waiver of Fund Expenses	0.02%	0.00%	0.00%
Total Actual Annual Fund Operating Expenses (after waiver)	0.88%	1.65%	1.65%
2 This figure represents the sum equal to the average daily net assets of the Fund as set forth in the table under "Advisory Fees" on page 25, plus 4.50% of the Fund's gross income.

3 A portion of the shareholder services fee for Class A Shares has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.23% for the fiscal year ended March 31, 2003.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$538	$724	$ 926	$1,508

Expenses assuming no redemption	$538	$724	$ 926	$1,508

Class B:
Expenses assuming redemption	$718	$920	$1,097	$1,754

Expenses assuming no redemption	$168	$520	$ 897	$1,754

Class C:
Expenses assuming redemption	$366	$615	$ 988	$2,035

Expenses assuming no redemption	$266	$615	$ 988	$2,035

What are the Fund's Investment Strategies?

The Fund invests primarily in a diversified portfolio of U.S. government securities, including mortgage backed securities issued by U.S. government agencies. The Fund may also invest in investment grade mortgage backed securities issued by non-governmental entities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Adviser allocates the Fund's portfolio holdings between governmental and non-mortgage related U.S. government securities, such as U.S. Treasury securities. Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified fixed rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests:

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools.

Non-Governmental Mortgage Backed Securities

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Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset backed securities.

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MORTGAGE RELATED ASSET BACKED SECURITIES

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Asset backed securities are payable from pools of obligations other than mortgage backed securities issued by U.S. government agencies. Most asset-backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

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Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares only may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)
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The sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
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  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.
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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Robert E. Cauley

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Robert E. Cauley has been the Fund's Portfolio Manager since February 2003. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since May 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since February 2001. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since May 2003. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.77	$7.82	$7.48	$7.84	$7.90
Income From Investment Operations:
Net investment income	0.41 [1]	0.45 [1,2]	0.48 [1]	0.47 [1]	0.46
Net realized and unrealized gain (loss) on investments	0.23	(0.03)[2]	0.34	(0.35)	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.64	0.42	0.82	0.12	0.42

Less Distributions:
Distributions from net investment income	(0.44)	(0.47)	(0.48)	(0.48)	(0.48)

Net Asset Value, End of Period	$7.97	$7.77	$7.82	$7.48	$7.84

Total Return[3]	8.36%	5.53%	11.32%	1.66%	5.43%

Ratios to Average Net Assets:

Expenses	0.88%	0.94%	1.03%	1.00%	0.96%

Net investment income	5.16%	5.72%[2]	6.27%	6.30%	5.78%

Expense waiver/reimbursement[4]	0.02%	0.02%	0.02%	0.02%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$997,941	$901,471	$898,897	$915,850	$1,052,081

Portfolio turnover	300%	164%	145%	103%	187%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.89% to 5.72%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.77	$7.82	$7.48	$7.84	$7.90
Income From Investment Operations:
Net investment income	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]	0.40
Net realized and unrealized gain (loss) on investments	0.23	(0.02)[2]	0.34	(0.35)	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.37	0.76	0.06	0.36

Less Distributions:
Distributions from net investment income	(0.38)	(0.42)	(0.42)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.97	$7.77	$7.82	$7.48	$7.84

Total Return[3]	7.55%	4.75%	10.47%	0.88%	4.64%

Ratios to Average Net Assets:

Expenses	1.65%	1.71%	1.80%	1.77%	1.73%

Net investment income	4.35%	4.94%[2]	5.54%	5.54%	5.01%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$449,354	$225,495	$146,309	$126,336	$141,148

Portfolio turnover	300%	164%	145%	103%	187%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.77	$7.82	$7.48	$7.84	$7.91
Income From Investment Operations:
Net investment income	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]	0.40
Net realized and unrealized gain (loss) on investments	0.23	(0.03)[2]	0.34	(0.35)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.36	0.76	0.06	0.35

Less Distributions:
Distributions from net investment income	(0.38)	(0.41)	(0.42)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.97	$7.77	$7.82	$7.48	$7.84

Total Return[3]	7.55%	4.73%	10.48%	0.87%	4.51%

Ratios to Average Net Assets:

Expenses	1.65%	1.71%	1.80%	1.77%	1.73%

Net investment income	4.35%	4.94%[2]	5.55%	5.54%	5.01%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	--	--

Supplemental Data

Net assets, end of period (000 omitted)	$128,524	$68,593	$52,687	$45,637	$50,071

Portfolio turnover	300%	164%	145%	103%	187%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2003 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

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27746 (5/03)

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FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES A Portfolio of Federated Income Securities Trust Statement of additional Information  May 31, 2003  Class A Shares Class B Shares Class C shares This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Fund for U.S. Government Securities (Fund), dated May 31, 2003. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400. Contents How is the Fund Organized? Securities in Which the Fund Invests What do Shares Cost? How is the Fund Sold? Subaccounting Services Redemption in Kind Massachusetts Partnership Law Account and Share Information Tax Information Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance? Who is Federated Investors, Inc.? Financial Information Investment Ratings Addresses  27747 (5/03)  19 HOW IS THE FUND ORGANIZED?  The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).  SECURITIES IN WHICH THE FUND INVESTS In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. SECURITIES DESCRIPTIONS AND TECHNIQUES FIXED INCOME SECURITIES Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests: Treasury Securities Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidiaries, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities. Mortgage Backed Securities Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-though certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. SEQUENTIAL CMOS In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. PACS, TACS AND COMPANION CLASSES More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. IOS AND POS CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks. FLOATERS AND INVERSE FLOATERS Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. Z CLASSES CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES  Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. The Fund may invest in non- governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency. The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset backed securities. These securities involve credit risks and liquidity risks. Mortgage Related Asset Backed Securities Asset backed securities are payable from pools of obligations other than mortgage backed securities issued by U.S. government agencies. Most assetbacked securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.  CREDIT ENHANCEMENT Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement. SPECIAL TRANSACTIONS Repurchase Agreements Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. Delayed Delivery Transactions Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. To Be Announced Securities (TBAs) As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund. Dollar Rolls Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks. Securities Lending The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate and credit risks. Asset Coverage In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. Investing in Securities of Other Investment Companies The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. Inter-Fund Borrowing and Lending Arrangements  The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.  For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. Investment Ratings Investment Ratings for Investment Grade Securities The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. INVESTMENT RISKS There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below. Interest Rate Risks |X| Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. |X| Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Credit Risks |X| Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. |X| Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. |X| Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. |X| Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. Prepayment Risks |X| Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price or yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. |X| Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature. |X| Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads may generally increase in response to adverse economic or market conditions. Liquidity Risks |X| Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses. |X| Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Risks Associated with Complex CMOs |X| CMOs with complex terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited. Leverage Risks |X| Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Fundamental INVESTMENT Objective The Fund's fundamental investment objective is to provide current income. The investment objective may not be changed by the Fund's Board without shareholder approval. INVESTMENT LIMITATIONS Buying or Selling Real Estate The Fund will not buy or sell real estate, but the Fund may invest in real estate investment trusts, marketable securities of companies that may represent indirect interest in real estate, or any investment security that derives its value from real estate. Underwriting The Fund may not underwrite securities of other issuers. Investing in Commodities The Fund will not purchase or sell commodities or commodity contracts. Selling Short and Buying on Margin The Fund will not sell securities short or purchase securities on margin but it may obtain such short-term credits as may be necessary for clearance of purchase and sale of securities. The Fund may purchase and dispose of U.S. government securities and mortgage securities before the issuance thereof. The Fund may also purchase and sell U.S. government securities and mortgage securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties. Issuing Senior Securities and Borrowing Money The Fund will not borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase agreement transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowing. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Pledging Securities The Fund will not mortgage, pledge or hypothecate securities. Lending Cash or Securities The Fund will not lend any assets except portfolio securities. (This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies or Charter.) Diversification of Investments With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of an one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. Concentration of Investments The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Illiquid Securities The Fund will not invest more than 15% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. PORTFOLIO TURNOVER  The Fund's policy of managing its portfolio of U.S. government securities and mortgage securities, including the sale of securities held for a short period of time, to achieve its investment objective of current income may result in high portfolio turnover. The Fund will not set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended March 31, 2003 and 2002, the portfolio turnover rates for the Fund were 300% and 164%, respectively.  DETERMINING MARKET VALUE OF SECURITIES Market values of the Fund's portfolio securities are determined as follows: o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and o for all other securities at fair value as determined in good faith by the Board. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. WHAT DO SHARES COST? The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. REDUCING OR eliminating THE FRONT-END SALES CHARGE You can reduce or eliminate the applicable front-end sales charge, as follows:  Quantity Discounts (Class A Shares Only) Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined. Accumulated Purchases (Class A Shares Only) If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase. Concurrent Purchases (Class A Shares Only) You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge. Letter of Intent (Class A Shares only) You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.  Reinvestment Privilege You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge. Purchases by Affiliates of the Fund The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases: o the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; o any associated person of an investment dealer who has a sales agreement with the Distributor; and o trusts, pension or profit-sharing plans for these individuals. Federated Life Members Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally: o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.  Purchases through Omnibus Accounts (Class C Shares only) Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.  REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares. Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions: o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; o of Shares that represent a reinvestment within 120 days of a previous redemption; o of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and Class B Shares Only o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. HOW IS THE FUND SOLD? Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis. FRONT-END SALES CHARGE REALLOWANCES The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional. RULE 12B-1 PLAN (Class B Shares and Class C Shares) As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee. For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals. SHAREHOLDER SERVICES The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees. SUPPLEMENTAL PAYMENTS Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates. Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional. When an investment professional's customer purchases Shares, the investment professional may receive: o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares. In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year. Class A Shares Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints: Advance Payments as a Percentage of Public Offering Amount Price First $1 - $5 0.75% million Next $5 - $20 0.50% million Over $20 million 0.25% For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase. -------------------------------------------------------------------------------------- Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program. A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management. SUBACCOUNTING SERVICES Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed. REDEMPTION IN KIND Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs. MASSACHUSETTS PARTNERSHIP LAW Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them. ACCOUNT AND SHARE INFORMATION VOTING RIGHTS  Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote. As of May 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Hts., MO, owned approximately 6,757,123 Shares (5.40)%. As of May 1, 2003, the following shareholders owned of record, beneficially, or both 5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL, owned approximately 3,823,234 Shares (23.33)%.  TAX INFORMATION FEDERAL INCOME TAX The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.  WHO MANAGES AND PROVIDES SERVICES TO THE FUND? BOARD OF TRUSTEES  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios. As of May 1, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A Shares, Class B Shares and Class C Shares.   INTERESTED TRUSTEES BACKGROUND AND COMPENSATION rincipal Occupation(s) for Past ggregate Total Name ive Years, Other Directorships Aompensation Compensation Birth Date eld and Previous Position(s) Crom Trust From Trust and Address Fpast Federated Fund Positions Held with P (iscal Complex Trust F fear) (past calendar Date Service Began H y year) Principal Occupations: Chairman $0 John F. Donahue* and Director or Trustee of the $0 Birth Date: July Federated Fund Complex; Chairman 28, 1924 and Director, Federated CHAIRMAN AND TRUSTEE Investors, Inc. Began serving: --------------------------------- January 1986 Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling. Principal Occupations: Principal $0 J. Christopher Executive Officer and President $0 Donahue* of the Federated Fund Complex; Birth Date: April Director or Trustee of some of 11, 1949 the Funds in the Federated Fund PRESIDENT AND Complex; President, Chief TRUSTEE Executive Officer and Director, Began serving: Federated Investors, Inc.; January 2000 Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company. Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd. Principal Occupations: Director $1,773.19 Lawrence D. Ellis, or Trustee of the Federated Fund $148,500 M.D.* Complex; Professor of Medicine, Birth Date: October University of Pittsburgh; 11, 1932 Medical Director, University of 3471 Fifth Avenue Pittsburgh Medical Center Suite 1111 Downtown; Hematologist, Pittsburgh, PA Oncologist and Internist, TRUSTEE University of Pittsburgh Medical Began serving: Center. August 1987 Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center. * Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp. -------------------------------------------------------------------------------------- INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION rincipal Occupation(s) for Past ggregate Total Name ive Years, Other Directorships Aompensation Compensation Birth Date eld and Previous Position(s) Crom Trust From Trust and Address Fpast Federated Fund Positions Held with P (iscal Complex Trust F fear) (past calendar Date Service Began H y year) Principal Occupation: Director $1,950.51 $163,350 Thomas G. Bigley or Trustee of the Federated Fund Birth Date: Complex. February 3, 1934 15 Old Timber Trail Other Directorships Held: Pittsburgh, PA Director, Member of Executive TRUSTEE Committee, Children's Hospital Began serving: of Pittsburgh; Director, October 1995 University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP. Principal Occupations: Director $1,950.51 $163,350 John T. Conroy, Jr. or Trustee of the Federated Fund Birth Date: June Complex; Chairman of the Board, 23, 1937 Investment Properties Grubb & Corporation; Partner or Trustee Ellis/Investment in private real estate ventures Properties in Southwest Florida. Corporation 3838 Tamiami Trail Previous Positions: President, N. Investment Properties Naples, FL Corporation; Senior Vice TRUSTEE President, John R. Wood and Began serving: Associates, Inc., Realtors; November 1991 President, Naples Property Management, Inc. and Northgate Village Development Corporation. Principal Occupation: Director $1,950.51 $163,350 Nicholas P. or Trustee of the Federated Fund Constantakis Complex. Birth Date: September 3, 1939 Other Directorships Held: 175 Woodshire Drive Director, Michael Baker Pittsburgh, PA Corporation (engineering and TRUSTEE energy services worldwide). Began serving: February 1998 Previous Position: Partner, Anderson Worldwide SC. Principal Occupation: Director $1,773.19 $148,500 John F. Cunningham or Trustee of the Federated Fund Birth Date: March Complex. 5, 1943 353 El Brillo Way Other Directorships Held: Palm Beach, FL Chairman, President and Chief TRUSTEE Executive Officer, Cunningham Began serving: & Co., Inc. (strategic January 1999 business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc. Principal Occupation: Director $1,773.19 $148,500 Peter E. Madden or Trustee of the Federated Fund Birth Date: March Complex; Management Consultant. 16, 1942 One Royal Palm Way Other Directorships Held: Board 100 Royal Palm Way of Overseers, Babson College. Palm Beach, FL TRUSTEE Previous Positions: Began serving: Representative, Commonwealth of November 1991 Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange. Principal Occupations: Director $1,950.51 $163,350 Charles F. or Trustee of the Federated Fund Mansfield, Jr. Complex; Management Consultant; Birth Date: April Executive Vice President, DVC 10, 1945 Group, Inc. (marketing, 80 South Road communications and technology) Westhampton Beach, (prior to 9/1/00). NY TRUSTEE Previous Positions: Chief Began serving: Executive Officer, PBTC January 2000 International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University. John E. Murray, Principal Occupations: Director $2,127.84 $178,200 Jr., J.D., S.J.D. or Trustee of the Federated Fund Birth Date: Complex; Chancellor and Law December 20, 1932 Professor, Duquesne University; Chancellor, Consulting Partner, Mollica Duquesne University & Murray. Pittsburgh, PA TRUSTEE Other Directorships Held: Began serving: Director, Michael Baker Corp. February 1995 (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law. Principal Occupations: Director $1,773.19 $148,500 Marjorie P. Smuts or Trustee of the Federated Fund Birth Date: June Complex; Public 21, 1935 Relations/Marketing 4905 Bayard Street Consultant/Conference Pittsburgh, PA Coordinator. TRUSTEE Began serving: Previous Positions: National January 1986 Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord. Principal Occupations: Director $1,773.19 $148,500 John S. Walsh or Trustee of the Federated Fund Birth Date: Complex; President and Director, November 28, 1957 Heat Wagon, Inc. (manufacturer 2604 William Drive of construction temporary Valparaiso, IN heaters); President and TRUSTEE Director, Manufacturers Began serving: Products, Inc. (distributor of January 2000 portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc. OFFICERS** -------------------------------------------------------------------------------------- Name rincipal Occupation(s) and Previous Position(s) Birth Date Address Positions Held with Trust ----------------------------- Date Service Began P Principal Occupations: Executive Vice President of some Edward C. Gonzales of the Funds in the Federated Fund Complex; Vice Birth Date: October 22, 1930 Chairman, Federated Investors, Inc.; Trustee, Federated EXECUTIVE VICE PRESIDENT Administrative Services. ----------------------------- Began Serving: July 1995 Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company. John W. McGonigle Principal Occupations: Executive Vice President and Birth Date: October 26, 1938 Secretary of the Federated Fund Complex; Executive Vice EXECUTIVE VICE PRESIDENT AND President, Secretary and Director, Federated Investors, SECRETARY Inc. ----------------------------- Began Serving: January 1986 Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp. Principal Occupations: Principal Financial Officer and Richard J. Thomas Treasurer of the Federated Fund Complex; Senior Vice Birth Date: June 17, 1954 President, Federated Administrative Services. TREASURER ----------------------------- Previous Positions: Vice President, Federated Began Serving: November 1998 Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc. Principal Occupations: Vice Chairman or Vice President Richard B. Fisher of some of the Funds in the Federated Fund Complex; Birth Date: May 17, 1923 Vice Chairman, Federated Investors, Inc.; Chairman, VICE PRESIDENT Federated Securities Corp. ----------------------------- Began Serving: January 1986 Previous Positions: President, Vice President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp. Principal Occupations: Chief Investment Officer of this William D. Dawson, III Fund and various other Funds in the Federated Fund Birth Date: March 3, 1949 Complex; Executive Vice President, Federated Investment CHIEF INVESTMENT OFFICER Counseling, Federated Global Investment Management ----------------------------- Corp., Federated Investment Management Company and Began Serving: November 1998 Passport Research, Ltd. Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd. Joseph M. Balestrino Joseph M. Balestrino is Vice President of the Trust. Birth Date: November 3, 1954 Mr. Balestrino joined Federated in 1986 and has been a VICE PRESIDENT Senior Portfolio Manager and Senior Vice President of ----------------------------- the Fund's Adviser since 1998. He was a Portfolio Began Serving: November 1998 Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh. Randall S. Bauer Randall S. Bauer is Vice President of the Trust. Mr. Birth Date: November 16, 1957 Bauer joined Federated in 1989 and has been a Portfolio VICE PRESIDENT Manager and a Vice President of the Fund's Adviser ----------------------------- since 1994. Mr. Bauer is a Chartered Financial Analyst Began Serving: November 1998 and received his M.B.A. in Finance from Pennsylvania State University. ** Officers do not receive any compensation from the Fund. -------------------------------------------------------------------------------------- Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally. COMMITTEES of the board ommittee Functions Meetings Held During Last Board Committee Fiscal Committee Members C Year Executive John F. Donahue In between meetings of the full Board, One John E. Murray, the Executive Committee generally may Jr., J.D., S.J.D. exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval. Audit Thomas G. Bigley The Audit Committee reviews and Four John T. Conroy, recommends to the full Board the Jr. independent auditors to be selected to Nicholas P. audit the Fund`s financial statements; Constantakis meets with the independent auditors Charles F. periodically to review the results of the Mansfield, Jr. audits and reports the results to the full Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund`s internal audit function; reviews compliance with the Fund`s code of conduct/ethics; reviews valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties. Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2002 -------------------------------------------------------------------------------------- ollar Aggregate Range of ollar Range of hares hares Owned in Owned Federated D in Fund Family of Interested D Investment Board Member Name S S Companies John F. Donahue None Over $100,000 J. Christopher None Over $100,000 Donahue Lawrence D. Ellis, $1 - Over $100,000 M.D. $10,000 Independent Board Member Name Thomas G. Bigley None Over $100,000 John T. Conroy, Jr. None Over $100,000 Nicholas P. None Over $100,000 Constantakis John F. Cunningham Over Over $100,000 $100,000 Peter E. Madden None Over $100,000 Charles F. None $50,001 - Mansfield, Jr. $100,000 John E. Murray, None Over $100,000 Jr., J.D., S.J.D. Marjorie P. Smuts $1- Over $100,000 $10,000 John S. Walsh None Over $100,000  -------------------------------------------------------------------------------------- INVESTMENT ADVISER  The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated. The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds. In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract. The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.  Other Related Services Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor. Code of Ethics Restrictions on Personal Trading  As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.  BROKERAGE TRANSACTIONS When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board. Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. ADMINISTRATOR Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below: Average Aggregate Daily Maximum Net Assets of the Administrative Fee Federated funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million on assets in excess of 0.075 of 1% $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and 30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses. -------------------------------------------------------------------------------------- Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. CUSTODIAN State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT Auditors The independent auditors for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.  FEES PAID BY THE FUND FOR SERVICES For the Year Ended March 003 002 001 31 2 2 2 Advisory Fee Earned $6,477,149 $5,873,609 $6,202,374 Advisory Fee Reimbursement 33,583 19,208 11,204 Administrative Fee 1,044,085 864,784 805,864 12b-1 Fee: Class B Shares 2,538,873 -- -- Class C Shares 682,002 -- -- Shareholder Services Fee: Class A Shares 2,205,609 -- -- Class B Shares 846,291 -- -- Class C Shares 227,334 -- --  Fees are allocated among classes based on their pro rata Share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares. -------------------------------------------------------------------------------------- HOW DOES THE FUND MEASURE PERFORMANCE? The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information. Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors. Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. Average Annual Total Returns and Yield Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended March 31, 20031. Yield is given for the 30-day period ended March 31, 20031.  30-Day Year Years 0 Years Period 1 5 1 Class A Shares: Total Return Before Taxes N/A 3.44% 5.44% 5.55% After Taxes on /A .27% .98% .88% Distributions N 1 2 2 After Taxes on /A .08% .09% .03% Distributions and Sale of Shares N 2 3 3 Yield 4.11% N/A N/A N/A 0-Day Year Years Start of 3eriod Performance on P 1 5 7/26/1994 Class B Shares: Total Return Before Taxes N/A 2.05% 5.29% 6.20% After Taxes on /A .11% .09% .85% Distributions N 0 3 3 After Taxes on /A .23% .12% .78% Distributions and Sale of Shares N 1 3 3 Yield 3.54% N/A N/A N/A 0-Day Year Years Start of 3eriod Performance on P 1 5 4/27/1993 Class C Shares: Total Return Before Taxes N/A 5.47% 5.37% 5.07% After Taxes on /A .54% .21% .72% Distributions N 3 3 2 After Taxes on /A .33% .20% .83% Distributions and Sale of Shares N 3 3 2 Yield 3.53% N/A N/A N/A -------------------------------------------------------------------------------------- 1 The Fund was reorganized on October 7, 2002. The above yields and returns incorporate the prior performance of the Predecessor Fund, Federated Fund for U.S. Government Securities, Inc. --------------------------------------------------------------------------------------  TOTAL RETURN Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC. YIELD The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees. PERFORMANCE COMPARISONS Advertising and sales literature may include: o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and o information about the mutual fund industry from sources such as the Investment Company Institute. The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills. The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics. You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include: Lehman Brothers Five-Year Treasury Bellwether Index Lehman Brothers Five-Year Treasury Bellwether Index is an unmanaged index comprised of U.S. government Treasury Bonds with an average maturity of five years. Lehman Brothers Mortgage Backed Securities Index Lehman Brothers Mortgage Backed Securities Index is an unmanaged index composed of all fixed securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. Lipper, Inc. Lipper, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature. Merrill Lynch 2-Year Treasury Index Merrill Lynch 2-Year Treasury Index is an unmanaged index tracking 2-year U.S. government securities. Merrill Lynch 5-Year Treasury Index Merrill Lynch 5-Year Treasury Index is an unmanaged index tracking 5-year U.S. government securities. Morningstar, Inc. Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. WHO IS FEDERATED INVESTORS, INC.? Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors. Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume. Federated Funds overview Municipal Funds  In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.  Equity Funds  In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.  Corporate Bond Funds  In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.  Government Funds  In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.  Money Market Funds  In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively. The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.  Mutual Fund Market  Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the more than 8,300 funds available, according to the Investment Company Institute.  Federated Clients Overview Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include: Institutional Clients Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp. Bank Marketing Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales. Broker/Dealers and Bank Broker/Dealer Subsidiaries  Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.  FINANCIAL INFORMATION  The Financial Statements for the Fund for the fiscal year ended March 31, 2003 are incorporated herein by reference to the Annual Report to Shareholders of Federated Fund for U.S. Government Securities dated March 31, 2003.  INVESTMENT RATINGS Standard and Poor's Long-Term Debt Rating Definitions  AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category. BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default. Moody's Investors Service Commercial Paper Ratings Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Standard and Poor's Commercial Paper Ratings A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. Fitch Ratings Commercial Paper Rating Definitions F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating. F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.  Addresses federated fund for u.s. government securities Class A Shares Class B Shares Class C Shares Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000 Distributor Federated Securities Corp. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 Investment Adviser Federated Investment Management Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 Custodian State Street Bank and Trust Company P.O. Box 8600 Boston, MA 02266-8600 Transfer Agent and Dividend Disbursing Agent Federated Shareholder Services Company P.O. Box 8600 Boston, MA 02266-8600 Independent Auditors Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116 PART C. OTHER INFORMATION. Item 23. Exhibits: (a) (i) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12) (ii) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (6) (iii) Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (9) (iv) Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (12) (v) Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant; (11) (vi) Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (11) (vii) Conformed copy of Amendment No. 7 to the Declaration of Trust of the Registrant; (11) (viii) Conformed copy of Declaration of Trust of the Registrant; (13) (ix) Conformed copy of Amendment No. 9 of the Declaration of Trust of the Registrant; + (x) Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; + (b) (i) Copy of Amended and Restated By-Laws of the Registrant; (6) (ii) Copy of Amendment No. 4 to the By-Laws of the Registrant; (11) (iii) Copy of Amendment No. 5 to the By-Laws of the Registrant; (11) (iv) Copy of Amendment No. 6 to the By-Laws of the Registrant; (11) (v) Copy of Amendment No. 7 to the By-Laws of the Registrant; (11) (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (8) (d) (i) Conformed copy of Investment Advisory Contract of the Registrant; (12) (ii) Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12) (iii) Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; + (iv) Conformed copy of Amendment to Investment Advisory Contract of Registrant; (13) (e) (i) Conformed copy of Exhibit C to Distributor's Contract of the Registrant; (8) (ii) Conformed copy of Exhibit D to Distributor's Contract of the Registrant; (8) (iii) Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; + (iv) Conformed copy of Exhibit F to the Distributotr's Contract of the Registrant; + (v) Conformed copy of Amendment to Distributor's Contract of Registrant; (13) (vi) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269); (f) Not applicable; (g) (i) Conformed copy of Custodian Agreement of the Registrant; (10) (ii) Conformed copy of Custodian Fee Schedule; (11) (iii) Conformed copy of Amendment to Custodian Contract; (13) (h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (11) (ii) Conformed copy of Amendment for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (13) (iii) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021). (iv) Conformed copy of Amended and Restated Shareholder Services Agreement; (11) (v) Copy of Second Amended and Restated Shareholder Services Agreement; (13) (v) The responses and exhibits described in Item 23(e)(vi) are hereby incorporated by reference; (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (13) (j) Conformed copy of Consent of Independent Public Accountants; + (k) Not applicable; (l) Not applicable; (m) (i) Conformed copy of Distribution Plan of the Registrant; (5) (ii) Conformed copy of Exhibit B to Distribution Plan of the Registrant; (7) (iii) Conformed copy of Exhibit C to the Distribution Plan of the Registrant; + (iv) The responses described in Item 23(e)(vi) are hereby incorporated by reference; (n) The Registrant hereby incorporates the conformed copy of the Multiple Class Plan from Item (n) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 27, 2003 (File Nos. 2-45670 and 811-3375). (o) (i) Conformed copy of Power of Attorney of the Registrant; (12) (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (13) (iii) Conformed copy of Power of Attorney of Trustees of the Registrant; (13) (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23 (p) of the Federated High Yield Trust's Registration Statement on Form N-1A filed with the Commission on April 28, 2003. (File Nos. 2-91019 and 811-4018). + All exhibits are being filed electronically. 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 9, 1991. (File Nos. 33-3164 and 811-4577). 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577). 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File Nos. 33-3164 and 811-4577). 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577). 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 24, 1994. (File Nos. 33-3164 and 811-4577). 10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577). 11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577). 12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. 13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. 14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed July 12, 2002. Item 24. Persons Controlled by or Under Common Control with the Fund: None Item 25. Indemnification: (4) + All exhibits are being filed electronically. 4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577). Item 26. Business and Other Connections of Investment Adviser: For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305. The remaining Officers of the investment adviser are: Vice Chairman: J. Thomas Madden President/ Chief Executive Officer and Trustee: Keith M. Schappert Executive Vice Presidents: Stephen F. Auth William D. Dawson, III Senior Vice Presidents: Joseph M. Balestrino David A. Briggs Jonathan C. Conley Christopher F.Corapi Deborah A.Cunningham Linda A. Duessel Mark E. Durbiano James E.Grefenstette Robert M. Kowit Jeffrey A. Kozemchak Susan M. Nason Mary Jo Ochson Robert J. Ostrowski Frank Semack Richard Tito Peter Vutz Vice Presidents: Todd A. Abraham J. Scott Albrecht Randall S. Bauer Nancy J.Belz G. Andrew Bonnewell David M. Bruns Robert E. Cauley Regina Chi Ross M. Cohen Fred B. Crutchfield Lee R. Cunningham,II Alexandre deBethmann B. Anthony Delserone,Jr. Donald T. Ellenberger Eamonn G. Folan John T. Gentry David P. Gilmore Curtis R. Gross Marc Halperin John W. Harris Patricia L. Heagy Susan R. Hill Nikola A. Ivanov William R. Jamison Constantine J.Kartsonas Nathan H. Kehm John C. Kerber J. Andrew Kirschler Steven Lehman Marian R. Marinack Natalie F. Metz Thomas J. Mitchell Joseph M. Natoli John L. Nichol Mary Kay Pavuk Jeffrey A. Petro John P. Quartarolo Ihab L. Salib Roberto Sanchez-Dahl, Sr. Aash M. Shah John Sidawi Michael W. Sirianni, Jr. Christopher Smith Timothy G. Trebilcock Leonardo A. Vila Stephen J. Wagner Paige M. Wilhelm Richard M. Winkowski, Jr. Lori A. Wolff George B. Wright Assistant Vice Presidents: Lori Andrews Catherine A. Arendas Nicholas P. Besh Hanan Callas David W. Cook James R. Crea, Jr. Karol M. Crummie David Dao Richard J. Gallo Kathyrn P. Glass Igor Golalic James Grant Anthony Han Carol B. Kayworth Angela A. Kohler Robert P. Kozlowski Ted T. Lietz, Sr. Monica Lugani Tracey L. Lusk Ann Manley Theresa K. Miller Karl Mocharko Bob Nolte Rae Ann Rice Jennifer G. Setzenfand Diane R. Startari Kyle D. Stewart Mary Ellen Tesla Nichlas S. Tripodes Michael R. Tucker Mark Weiss Secretary: G. Andrew Bonnewell Treasurer: Thomas R. Donahue Assistant Secretaries: Jay S. Neuman Leslie K. Ross Assistant Treasurer: Denis McAuley, III The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement. Item 27. Principal Underwriters: (a)Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Capital Income Fund, Inc.; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Money Market Obligations Trust; CCMI Funds; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds. (b) (1) (2) (3) Name and Principal Positions and Positions and Offices Busines Address With Distributor With Registrant Chairman: Richard B. Fisher Director: Arthur L. Cherry President-Institutional Sales and Director: John B. Fisher Executive Vice Vice President, Assistant Secretary and Director: Thomas R. Donahue President-Broker/Dealer And Director: James F. Getz Senior Vice Presidents: Mark W. Bloss Richard W. Boyd Laura M. Deger Peter W. Eisenbrandt Theodore Fadool, Jr. Christopher T. Fives James S. Hamilton James M. Heaton Amy Michaliszyn Keith Nixon Solon A. Person, IV Ronald M. Petnuch Timothy C. Pillion Thomas E. Territ Robert F. Tousignant Vice Presidents: Irving Anderson John B. Bohnet Edward R. Bozek Jane E. Broeren-Lambesis Craig Burness David J. Callahan Mark Carroll Scott Charlton Steven R. Cohen Mary J. Combs R. Edmond Connell, Jr. Kevin J. Crenny Daniel T. Culbertson G. Michael Cullen Marc C. Danile Robert J. Deuberry Ron Dorman William C. Doyle Donald C. Edwards Lee England Timothy Franklin Renee Gebben Peter J. Germain Joseph D. Gibbons G. Tad Gullickson Scott Gundersen Dayna C. Haferkamp Raymond J. Hanley Vincent L. Harper, Jr. Bruce E. Hastings Teresa M. Johnson Christopher L. Johnston H. Joseph Kennedy Stephen Kittel Michael W. Koenig Ed Koontz Christopher A. Layton Michael H. Liss Michael R. Manning Martin J. McCaffrey Mary A. McCaffrey Maurice W. McKinney Mark J. Miehl Richard C. Mihm Vincent T. Morrow Alec H. Neilly Thomas A. Peter III Raleigh Peters Robert F. Phillips Richard A. Recker Christopher Renwick Brian S. Ronayne Thomas S. Schinabeck Edward J. Segura Peter Siconolfi Edward L. Smith David W. Spears John A. Staley Colin B. Starks Jeffrey A. Stewart Kevin Stutz Timothy A. Rosewicz Greg Spralding William C. Tustin Paul A. Uhlman G. Walter Whalen Stephen White Patrick M. Wiethorn Edward J. Wojnarowski Michael P. Wolff Assistant Vice Presidents: Lisa Arcuri Robert W. Bauman Charles L. Davis, Jr. Beth C. Dell Jennifer Fetteroff John T. Glickson William Rose Lynn Sherwood-Long Treasurer: Denis McAuley, III Secretary: Stephen A. Keen Assistant Secretaries: Peter J. Germain The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. (c) Not applicable Item 28. Location of Accounts and Records: All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations: Registrant Reed Smith LLP Investment Management Group (IMG) Federated Investors Tower 12th Floor 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Notices should be sent to the Agent for service at the above address) Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000 Federated Shareholder Services Company ("Transfer Agent and Dividend P.O. Box 8600 Disbursing Agent") Boston, MA 02266-8600 Federated Services Company Federated Investors Tower ("Administrator") 1001 Liberty Avenue Pittsburgh, PA 15222-3779 Federated Investment Management Company ("Adviser") Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 State Street Bank and Trust Company ("Custodian") P.O. Box 8600 Boston, MA 02266-8600 Item 29. Management Services: Not applicable. Item 30.....Undertakings: Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders. SIGNATURES Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of May, 2003. FEDERATED INCOME SECURITIES TRUST By: /s/ Todd P. Zerega Todd P. Zerega, Assistant Secretary May 29, 2003 Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated: NAME TITLE DATE By: /s/ Todd P. Zerega Attorney In Fact May 29, 2003 Todd P. Zerega For the Persons ASSISTANT SECRETARY Listed Below NAME TITLE John F. Donahue* Chairman and Trustee J. Christopher Donahue* President and Trustee (Principal Executive Officer) William D. Dawson III* Chief Investment Officer Richard J. Thomas* Treasurer (Principal Financial Officer) Thomas G. Bigley* Trustee John T. Conroy, Jr.* Trustee Nicholas P. Constantakis* Trustee John F. Cunningham* Trustee Lawrence D. Ellis, M.D.* Trustee Peter E. Madden* Trustee Charles F. Mansfield, Jr.* Trustee John E. Murray, Jr., J.D., S.J.D.* Trustee Marjorie P. Smuts* Trustee John S. Walsh* Trustee * By Power of Attorney